Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement
Revenues	$ 11,149,130	$ 20,550,682	$ 12,716,596
Cost of Goods Sold	6,356,452	10,967,803	7,429,380
Gross Profit	4,792,678	9,582,879	5,287,216
Expenses
Office and administration	2,074,623	2,219,711	1,667,646
Management compensation	670,269	1,037,586	610,570
Research	1,391,712	1,129,007	1,352,817
Marketing	365,193	288,893	266,152
Travel	52,497	197,293	159,800
Accounting and legal	312,213	321,945	194,282
Share-based expense	423,538	345,498	403,548
Consulting	265,507	386,661	196,823
Investor relations	84,000	84,000	84,000
Foreign exchange (gain) loss	(11,254)	27,698	4,257
Amortization	140,178	69,271	30,242
Bad debts		(20,206)	(14,689)
Total Expenses	5,768,476	6,087,357	4,955,448
Income (Loss) Before the Following:	(975,798)	3,495,522	331,768
Interest income	30,966
Write-off of inventory	(114,066)	(62,402)	(26,031)
Write-off of property, plant and equipment			(34,438)
Write-off of intangible assets			(328,010)
Income (Loss) Before Taxes:	(1,058,898)	3,433,120	(56,711)
Income Tax Expense (Recovery)
Current	248,992	99,077	(251,164)
Net Income (Loss) and Comprehensive Income (Loss) for the Year	$ (1,307,890)	$ 3,334,043	$ 194,453
Basic Gain (Loss) Per Share (in dollar per share)	$ (0.03)	$ 0.07	$ 0.00
Diluted Gain (Loss) Per Share (in dollar per share)	$ (0.03)	$ 0.07	$ 0.00
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	47,170,086	47,170,086	47,117,369
Diluted (in shares)	47,170,086	48,186,522	47,451,644